FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS

XYLEM RETIREMENT SAVINGS PLAN				EIN#: 45-2080495
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS				PN: 001
(HELD AT END OF YEAR) AS OF DECEMBER 31, 2025

(a) Party in interest	(b) Identity of Issuer, Borrower, Lesser or Similar Party	(c) Description of Investment, including Maturity Date, Rate of Interest, Collateral, and Par or Maturity Value	(d) Cost	(e) Current Value

*	Member Loans	Notes receivable from Members at interest rates from 3.25% to 9.50% maturing at various dates through September 2044, net of deemed distributions of $319,232	**	$18,516,818

*    Represents party-in-interest to the Plan.
**    Cost information is not required for Member directed investments and, therefore, is not included.